American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
November 30, 2022

Avantis International Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 7.2%
Aurizon Holdings Ltd.	119,678	311,052
Australia & New Zealand Banking Group Ltd.	61,423	1,037,110
Bank of Queensland Ltd.	11,044	54,254
Bendigo & Adelaide Bank Ltd.	14,577	91,003
BHP Group Ltd., ADR(1)	43,585	2,737,138
BlueScope Steel Ltd.	31,083	374,641
Brambles Ltd.	27,379	226,475
Coles Group Ltd.	14,743	170,275
Evolution Mining Ltd.	71,332	132,948
Fortescue Metals Group Ltd.	55,254	735,412
Harvey Norman Holdings Ltd.	30,042	87,364
National Australia Bank Ltd.	1,695	36,483
New Hope Corp. Ltd.(1)	50,038	201,943
Northern Star Resources Ltd.	28,881	211,459
OZ Minerals Ltd.	18,394	345,631
Rio Tinto Ltd.	7,718	576,184
Santos Ltd.	125,445	625,737
Sonic Healthcare Ltd.	17,934	396,146
South32 Ltd.	174,841	485,626
Telstra Group Ltd.(1)	79,175	214,819
Viva Energy Group Ltd.	42,266	79,420
Washington H Soul Pattinson & Co. Ltd.	5,668	109,721
Whitehaven Coal Ltd.	73,757	503,248
Woodside Energy Group Ltd.	16,772	423,569
Woodside Energy Group Ltd., ADR(1)	7,633	192,504
		10,360,162
Austria — 0.3%
Erste Group Bank AG	4,233	132,541
OMV AG	1,703	90,381
Raiffeisen Bank International AG(2)	4,451	70,043
voestalpine AG	2,789	76,715
		369,680
Belgium — 0.8%
Ageas SA/NV	2,618	106,008
Bekaert SA	621	22,175
Deme Group NV(2)	139	17,283
Etablissements Franz Colruyt NV	2,112	55,794
Euronav NV	1,010	19,744
KBC Ancora	1,247	51,954
KBC Group NV	3,916	216,922
Melexis NV	659	58,063
Proximus SADP	3,349	35,033
Solvay SA	2,371	235,191
UCB SA	2,132	172,088
Umicore SA	5,695	205,529
		1,195,784
Canada — 11.1%
ARC Resources Ltd.(1)	38,761	575,731

Bank of Montreal	11,808	1,153,280
Bank of Nova Scotia	15,824	825,580
Barrick Gold Corp., (Toronto)	25,579	417,395
Brookfield Renewable Corp., Class A	473	15,409
Canadian Imperial Bank of Commerce	17,130	825,077
Canadian Natural Resources Ltd.	20,833	1,243,801
Cenovus Energy, Inc.	34,091	677,942
Element Fleet Management Corp.	18,823	266,711
Empire Co. Ltd., Class A	2,846	77,500
First Quantum Minerals Ltd.	12,331	293,161
Great-West Lifeco, Inc.	9,554	227,850
iA Financial Corp., Inc.(1)	7,770	438,364
Imperial Oil Ltd.(1)	5,778	328,729
Keyera Corp.(1)	10,630	247,663
Kinross Gold Corp.(1)	56,653	234,168
Loblaw Cos. Ltd.	1,377	124,274
Lundin Mining Corp.	13,953	85,887
Magna International, Inc.	9,807	603,883
Manulife Financial Corp.	53,095	956,393
National Bank of Canada	10,717	764,288
Northland Power, Inc.	10,144	287,318
Nutrien Ltd.	8,329	669,404
Onex Corp.	1,432	75,467
Royal Bank of Canada	16,690	1,659,880
Suncor Energy, Inc.	31,775	1,044,797
Teck Resources Ltd., Class B	16,375	606,964
Tourmaline Oil Corp.	13,871	844,232
West Fraser Timber Co. Ltd.	3,458	270,491
Yamana Gold, Inc.	4,365	23,786
		15,865,425
Denmark — 0.6%
AP Moller - Maersk A/S, A Shares	15	31,846
AP Moller - Maersk A/S, B Shares	23	49,863
Jyske Bank A/S(2)	893	54,660
Novo Nordisk A/S, ADR	5,344	665,862
Vestas Wind Systems A/S	3,796	98,628
		900,859
Finland — 1.1%
Kesko Oyj, B Shares	8,203	176,328
Kone Oyj, B Shares	3,878	193,941
Metsa Board Oyj, Class B	2,075	18,462
Metso Outotec Oyj	9,906	93,275
Neste Oyj	726	37,474
Nokia Oyj, ADR(1)	81,785	403,200
Sampo Oyj, A Shares	8,624	436,747
Stora Enso Oyj, R Shares	14,885	218,975
		1,578,402
France — 7.9%
Aeroports de Paris(2)	944	145,506
ALD SA(1)	4,811	48,419
ArcelorMittal SA, NY Shares	8,833	238,933
AXA SA	33,249	939,901
Bouygues SA	7,796	241,100
Carrefour SA	11,276	193,028
Cie de Saint-Gobain	7,164	330,343

Cie Generale des Etablissements Michelin SCA	16,045	452,026
Dassault Aviation SA	1,122	178,350
Eiffage SA	3,693	363,627
Eramet SA	102	8,728
Eurazeo SE	1,337	84,385
Gaztransport Et Technigaz SA	1,142	142,364
Hermes International	307	498,960
Ipsen SA	1,921	214,739
Kering SA	1,107	665,127
La Francaise des Jeux SAEM	3,706	148,597
LVMH Moet Hennessy Louis Vuitton SE	1,057	820,262
Neoen SA(1)	707	28,906
Nexans SA	1,390	122,909
Orange SA, ADR(1)	41,031	418,106
Renault SA(2)	7,780	283,071
Safran SA	2,374	293,392
SES SA	13,410	91,941
Societe Generale SA	22,622	569,374
Somfy SA	237	35,367
STMicroelectronics NV, NY Shares	20,540	798,595
Thales SA	189	24,178
TotalEnergies SE, ADR	28,402	1,772,853
Ubisoft Entertainment SA(2)	4,099	114,027
Valeo	9,071	169,579
Verallia SA	2,353	71,716
Vinci SA	8,387	846,800
		11,355,209
Germany — 9.6%
Allianz SE	4,716	1,006,684
Aurubis AG	1,254	100,673
BASF SE	22,837	1,162,755
Bayerische Motoren Werke AG	9,305	844,881
Bayerische Motoren Werke AG, Preference Shares	1,662	144,218
Commerzbank AG(2)	30,182	252,808
Covestro AG	9,177	368,807
Daimler Truck Holding AG(2)	22,800	751,548
Deutsche Bank AG	28,536	303,338
Deutsche Boerse AG	408	74,980
Deutsche Lufthansa AG(2)	36,153	291,468
Deutsche Post AG	24,877	993,792
Deutsche Telekom AG	58,095	1,181,811
Encavis AG	9,001	188,546
Fielmann AG	912	33,393
Fraport AG Frankfurt Airport Services Worldwide(2)	1,591	69,630
Hannover Rueck SE	1,861	353,273
HeidelbergCement AG	6,895	378,044
HelloFresh SE(2)	6,362	157,555
HUGO BOSS AG	4,618	259,783
K+S AG	1,215	26,818
KION Group AG	1,169	33,440
Knorr-Bremse AG	1,915	109,164
Krones AG	819	93,239
Mercedes-Benz Group AG	18,528	1,258,852
MTU Aero Engines AG	2,626	553,727
RWE AG	23,838	1,049,372

Schaeffler AG, Preference Shares	10,683	72,375
Sixt SE	1,042	100,856
Sixt SE, Preference Shares	1,123	68,887
Telefonica Deutschland Holding AG	64,798	154,981
United Internet AG	4,147	88,164
VERBIO Vereinigte BioEnergie AG	1,251	98,247
Volkswagen AG	649	125,288
Volkswagen AG, Preference Shares	4,160	614,476
Vonovia SE	10,052	249,681
Wacker Chemie AG	616	79,116
		13,694,670
Hong Kong — 2.3%
AIA Group Ltd.	105,800	1,074,357
ASMPT Ltd.	9,400	69,978
Atlas Corp.(1)	5,182	79,647
Bank of East Asia Ltd.	46,400	53,513
BOC Hong Kong Holdings Ltd.	62,500	199,500
CK Asset Holdings Ltd.	41,500	248,398
Hang Lung Group Ltd.	35,000	61,645
Hang Lung Properties Ltd.	67,000	123,826
Henderson Land Development Co. Ltd.	23,000	75,820
Hongkong Land Holdings Ltd.	300	1,211
Hysan Development Co. Ltd.	24,000	63,375
Jardine Matheson Holdings Ltd.	3,000	145,407
Kerry Properties Ltd.	15,000	28,676
Luk Fook Holdings International Ltd.	1,000	2,424
Man Wah Holdings Ltd.	35,200	32,580
New World Development Co. Ltd.	39,000	92,794
NWS Holdings Ltd.	92,000	75,856
Pacific Basin Shipping Ltd.	176,000	59,431
Sino Land Co. Ltd.	6,000	7,504
SITC International Holdings Co. Ltd.	25,000	55,459
Sun Hung Kai Properties Ltd.	20,500	247,297
Swire Pacific Ltd., Class A	17,500	137,539
United Energy Group Ltd.	336,000	31,238
WH Group Ltd.	358,000	209,758
Xinyi Glass Holdings Ltd.	58,000	112,320
Yue Yuen Industrial Holdings Ltd.	3,500	4,414
		3,293,967
Ireland — 0.5%
AIB Group PLC	26,495	86,036
Bank of Ireland Group PLC	17,487	145,003
CRH PLC	7,955	319,803
Glanbia PLC	614	7,405
Smurfit Kappa Group PLC	3,863	140,337
		698,584
Israel — 0.7%
Bank Hapoalim BM	25,877	251,593
Bank Leumi Le-Israel BM	25,683	235,436
Delek Group Ltd.(2)	256	32,671
First International Bank of Israel Ltd.	1,824	80,293
ICL Group Ltd.	10,160	85,238
Israel Corp. Ltd.	99	40,814
Israel Discount Bank Ltd., A Shares	15,209	91,078
Mizrahi Tefahot Bank Ltd.	3,743	139,072

Strauss Group Ltd.	79	1,986
ZIM Integrated Shipping Services Ltd.	1,502	31,572
		989,753
Italy — 3.1%
Azimut Holding SpA	8,223	167,583
Banca Popolare di Sondrio SCPA	5,584	22,394
BPER Banca	68,846	142,331
Brunello Cucinelli SpA	3,248	215,013
CNH Industrial NV	22,079	355,844
De' Longhi SpA	6	135
Eni SpA, ADR(1)	24,681	730,804
ERG SpA	5,620	178,660
Intesa Sanpaolo SpA	209,572	465,305
Leonardo SpA	4,984	39,988
Poste Italiane SpA	23,105	227,391
Salvatore Ferragamo SpA	3,330	59,822
Stellantis NV	61,328	967,477
UniCredit SpA	67,057	915,859
		4,488,606
Japan — 19.3%
Aeon Co. Ltd.	1,200	24,765
Aeon Mall Co. Ltd.	2,400	28,985
AGC, Inc.	8,800	297,186
Air Water, Inc.	10,100	119,504
Aisin Corp.	3,400	93,703
Amada Co. Ltd.	14,900	120,122
Aozora Bank Ltd.	700	13,235
Asahi Kasei Corp.	40,700	302,496
Asics Corp.	600	13,102
BIPROGY, Inc.	400	9,628
Bridgestone Corp.	11,600	437,557
Brother Industries Ltd.	6,400	103,944
Canon Marketing Japan, Inc.(1)	700	15,926
Capcom Co. Ltd.	1,900	57,896
Chugai Pharmaceutical Co. Ltd.	6,400	170,436
CyberAgent, Inc.	11,000	100,126
Dai-ichi Life Holdings, Inc.	22,900	424,753
Daito Trust Construction Co. Ltd.	2,800	312,437
Daiwa Securities Group, Inc.	42,000	186,354
Disco Corp.	700	210,390
Ebara Corp.	3,400	132,191
Electric Power Development Co. Ltd.	9,500	146,577
ENEOS Holdings, Inc.	113,000	381,351
FP Corp.	100	2,776
Fuji Electric Co. Ltd.	5,700	236,180
Fujitsu Ltd.	2,200	298,527
Fukuoka Financial Group, Inc.	2,500	48,982
Hakuhodo DY Holdings, Inc.	12,500	122,309
Haseko Corp.	13,300	147,064
Hino Motors Ltd.(2)	6,900	31,358
Hitachi Construction Machinery Co. Ltd.	4,700	111,095
Honda Motor Co. Ltd., ADR	23,265	569,993
Hulic Co. Ltd.	18,900	159,601
Ibiden Co. Ltd.	5,600	229,806
Idemitsu Kosan Co. Ltd.	10,000	234,836

IHI Corp.	8,300	229,051
INPEX Corp.	33,300	366,954
Internet Initiative Japan, Inc.	4,900	88,721
Isuzu Motors Ltd.	19,400	254,199
Iwatani Corp.	200	8,455
Japan Post Insurance Co. Ltd.	9,100	151,340
JFE Holdings, Inc.	20,500	228,703
JGC Holdings Corp.	13,200	183,088
JSR Corp.	6,800	144,321
JTEKT Corp.	200	1,483
Kajima Corp.	19,600	221,781
Kawasaki Heavy Industries Ltd.	8,900	190,721
KDDI Corp.	27,300	812,027
Kuraray Co. Ltd.	14,200	114,043
Kurita Water Industries Ltd.	3,700	165,922
Lawson, Inc.	2,800	100,286
Marui Group Co. Ltd.	9,600	164,093
Mazda Motor Corp.	32,500	258,389
MEIJI Holdings Co. Ltd.	4,400	211,200
MINEBEA MITSUMI, Inc.	12,100	200,902
Mitsubishi Chemical Group Corp.	36,600	195,429
Mitsubishi Corp.	24,500	825,139
Mitsubishi HC Capital, Inc.	30,600	145,993
Mitsubishi Heavy Industries Ltd.	11,500	457,733
Mitsubishi UFJ Financial Group, Inc., ADR	126,645	691,482
Mitsui & Co. Ltd.	24,200	702,374
Mitsui Chemicals, Inc.	8,800	200,306
MS&AD Insurance Group Holdings, Inc.	12,000	356,175
Nabtesco Corp.	5,800	146,121
NEC Corp.	7,600	270,564
NGK Insulators Ltd.	10,800	143,346
NGK Spark Plug Co. Ltd.	1,700	33,309
NH Foods Ltd.	2,300	61,925
NIPPON EXPRESS HOLDINGS, Inc.	4,200	248,791
Nippon Steel Corp.	24,100	386,113
Nippon Telegraph & Telephone Corp.	19,500	540,715
Nippon Yusen KK	18,100	402,896
Nitto Denko Corp.	4,200	265,360
NTT Data Corp.	9,000	139,234
Obayashi Corp.	34,100	254,934
Oji Holdings Corp.	48,100	185,376
ORIX Corp., ADR	4,701	379,465
Persol Holdings Co. Ltd.	6,500	151,094
Rakuten Group, Inc.	15,600	74,951
Resona Holdings, Inc.	38,600	185,768
Rohto Pharmaceutical Co. Ltd.	1,000	32,760
Santen Pharmaceutical Co. Ltd.	18,400	150,312
Sanwa Holdings Corp.	2,600	24,640
SCREEN Holdings Co. Ltd.	1,400	94,219
Seiko Epson Corp.	12,900	202,999
Sekisui Chemical Co. Ltd.	15,700	222,050
SG Holdings Co. Ltd.	8,600	134,094
Sharp Corp.	8,600	61,245
Shimizu Corp.	31,700	170,911
Shin-Etsu Chemical Co. Ltd.	5,600	724,669

Shinko Electric Industries Co. Ltd.(1)	1,700	48,290
Showa Denko KK	7,500	120,824
SoftBank Group Corp.	1,200	52,582
Sohgo Security Services Co. Ltd.	2,300	62,532
Sojitz Corp.	12,520	223,117
Sompo Holdings, Inc.	10,300	454,322
Sony Group Corp., ADR	9,758	810,597
Subaru Corp.	23,100	395,654
SUMCO Corp.	18,100	270,803
Sumitomo Chemical Co. Ltd.	60,700	221,302
Sumitomo Corp.	30,800	504,943
Sumitomo Heavy Industries Ltd.	2,600	55,455
Sumitomo Mitsui Financial Group, Inc., ADR	109,419	744,049
Sumitomo Realty & Development Co. Ltd.	9,000	245,100
Sundrug Co. Ltd.	3,100	82,741
Suntory Beverage & Food Ltd.	2,400	81,787
Taisei Corp.	9,700	294,872
Taiyo Yuden Co. Ltd.	3,100	100,135
TDK Corp.	10,800	389,290
TIS, Inc.	2,500	71,515
Tobu Railway Co. Ltd.	10,000	241,415
Tokio Marine Holdings, Inc.	29,900	616,800
Tokyo Century Corp.	2,500	86,692
Tokyo Electron Ltd.	900	305,434
Tokyo Tatemono Co. Ltd.	13,400	188,148
Toray Industries, Inc.(1)	54,900	295,577
Tosoh Corp.	12,300	146,038
Toyota Boshoku Corp.	2,300	32,309
Toyota Tsusho Corp.	7,700	297,242
Trend Micro, Inc.	3,700	185,666
Tsuruha Holdings, Inc.	2,200	142,463
USS Co. Ltd.	2,200	36,975
Yamada Holdings Co. Ltd.	41,500	143,834
Yamaha Motor Co. Ltd.	8,500	212,923
Yamato Holdings Co. Ltd.	9,000	151,117
Zenkoku Hosho Co. Ltd.	300	11,170
Zensho Holdings Co. Ltd.	1,100	27,818
		27,604,893
Netherlands — 1.9%
ABN AMRO Bank NV, CVA	8,683	111,975
Adyen NV(2)	157	247,325
Aegon NV, NY Shares(1)	42,653	207,720
AerCap Holdings NV(2)	2,553	156,754
ASML Holding NV, NY Shares	1,535	933,464
ASR Nederland NV	732	33,503
BE Semiconductor Industries NV	12	782
ING Groep NV, ADR(1)	33,648	407,814
Koninklijke Ahold Delhaize NV	13,437	391,582
Koninklijke KPN NV	7,911	24,337
OCI NV	3,088	130,727
		2,645,983
New Zealand — 0.2%
Air New Zealand Ltd.(2)	35,909	17,618
Chorus Ltd.	12,471	64,193
Fletcher Building Ltd.	12,146	38,135

Ryman Healthcare Ltd.	6,595	27,839
Spark New Zealand Ltd.	13,912	45,354
Summerset Group Holdings Ltd.	3,101	18,361
		211,500
Norway — 1.1%
DNB Bank ASA	5,597	109,288
Equinor ASA, ADR(1)	24,284	934,448
Hafnia Ltd.	13,068	73,325
Norsk Hydro ASA	32,944	248,072
Schibsted ASA, B Shares	5,788	108,195
Schibsted ASA, Class A	4,348	83,484
Wallenius Wilhelmsen ASA	5,041	47,224
		1,604,036
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	260,746	42,333
EDP Renovaveis SA	436	10,142
Galp Energia SGPS SA	17,891	220,447
Jeronimo Martins SGPS SA	1,574	35,118
NOS SGPS SA	6,042	24,272
Sonae SGPS SA	46,972	47,717
		380,029
Singapore — 1.4%
City Developments Ltd.	7,600	46,691
DBS Group Holdings Ltd.	19,800	516,359
Golden Agri-Resources Ltd.	244,800	52,259
Keppel Corp. Ltd.	68,800	384,009
Olam Group Ltd.	30,100	30,745
Oversea-Chinese Banking Corp. Ltd.	47,600	438,714
Singapore Airlines Ltd.(1)(2)	41,700	169,180
Singapore Exchange Ltd.	1,000	6,694
Singapore Telecommunications Ltd.	40,700	81,824
United Overseas Bank Ltd.	3,800	87,618
UOL Group Ltd.	18,000	88,766
Yangzijiang Financial Holding Ltd.(1)(2)	7,100	1,816
Yangzijiang Shipbuilding Holdings Ltd.	141,100	149,435
		2,054,110
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA, ADR	89,199	522,706
Banco Santander SA, ADR	392,765	1,162,584
Industria de Diseno Textil SA	30,568	797,941
Mapfre SA(1)	41,615	79,138
Repsol SA	122,226	1,887,209
		4,449,578
Sweden — 2.3%
Atlas Copco AB, A Shares	8,538	106,425
Atlas Copco AB, B Shares	4,963	56,346
Avanza Bank Holding AB(1)	4,282	87,170
Axfood AB	912	24,599
Billerud AB	509	7,228
Boliden AB	7,800	294,632
Electrolux AB, B Shares(1)	6,468	92,504
H & M Hennes & Mauritz AB, B Shares(1)	15,143	169,789
Nordea Bank Abp	42,644	448,146
Nordnet AB publ	5,937	82,167
Sinch AB(2)	12,792	41,591

Skanska AB, B Shares	10,948	178,226
SSAB AB, A Shares	8,843	51,208
SSAB AB, B Shares	25,306	143,069
Swedbank AB, A Shares	16,300	265,255
Telefonaktiebolaget LM Ericsson, ADR	44,300	282,191
Telia Co. AB	55,220	150,901
Trelleborg AB, B Shares	9,200	225,205
Volvo AB, A Shares	3,167	60,315
Volvo AB, B Shares	26,053	478,636
Volvo Car AB, Class B(2)	12,610	63,188
		3,308,791
Switzerland — 5.8%
Baloise Holding AG	991	149,880
Bucher Industries AG	99	39,146
Credit Suisse Group AG, ADR(1)	27,405	89,888
DKSH Holding AG	687	51,800
EFG International AG(2)	4,676	41,586
Forbo Holding AG	6	7,071
Georg Fischer AG	1,323	80,703
Holcim AG(2)	3,390	177,093
Inficon Holding AG	27	23,523
Julius Baer Group Ltd.	3,516	202,530
Kuehne + Nagel International AG	712	172,973
Novartis AG, ADR	13,498	1,208,881
OC Oerlikon Corp. AG	1,197	8,011
Partners Group Holding AG	500	498,185
Roche Holding AG	6,760	2,207,977
Roche Holding AG, Bearer Shares	274	110,070
Schindler Holding AG	417	75,083
Schindler Holding AG, Bearer Participation Certificate	723	137,060
Stadler Rail AG	2,216	78,270
Straumann Holding AG	472	55,088
Sulzer AG	299	23,093
Swatch Group AG	269	13,008
Swatch Group AG, Bearer Shares	167	44,687
Swiss Life Holding AG	748	399,869
Swisscom AG	619	333,803
UBS Group AG(1)	42,432	782,446
VAT Group AG	394	110,428
Vontobel Holding AG	1,202	74,892
Zurich Insurance Group AG	2,218	1,065,609
		8,262,653
United Kingdom — 19.1%
3i Group PLC	75,922	1,247,434
Admiral Group PLC	6,200	151,577
Anglo American PLC	44,607	1,854,542
Antofagasta PLC	18,236	315,529
Ashtead Group PLC	29,043	1,772,629
AstraZeneca PLC, ADR	2,709	184,131
Barclays PLC, ADR	249,367	1,982,468
BP PLC, ADR	101,361	3,638,860
BT Group PLC	395,029	581,289
Burberry Group PLC	39,535	1,044,903
Coca-Cola HBC AG(2)	20,762	507,857
Glencore PLC	379,053	2,586,702

GSK PLC, ADR	62,396	2,158,278
Haleon PLC, ADR(1)(2)	890	6,132
Hargreaves Lansdown PLC	25,877	266,623
Howden Joinery Group PLC	20,010	142,192
International Distributions Services PLC	26,161	72,698
JD Sports Fashion PLC	203,236	313,252
Legal & General Group PLC	18,598	57,051
Lloyds Banking Group PLC, ADR	756,175	1,701,394
Marks & Spencer Group PLC(2)	48,785	71,203
Rightmove PLC	29,302	198,837
Rio Tinto PLC, ADR(1)	37,277	2,558,693
Shell PLC, ADR	55,239	3,229,824
Vodafone Group PLC, ADR	61,602	691,790
		27,335,888
TOTAL COMMON STOCKS (Cost $132,986,176)		142,648,562
RIGHTS†
France†
ALD SA(2) (Cost $—)	4,811	4,155
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,405	90,405
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,478,860	2,478,860
TOTAL SHORT-TERM INVESTMENTS (Cost $2,569,265)		2,569,265
TOTAL INVESTMENT SECURITIES—101.5% (Cost $135,555,441)		145,221,982
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,117,800)
TOTAL NET ASSETS — 100.0%		$143,104,182

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.6%
Materials	17.0%
Energy	14.7%
Industrials	14.0%
Consumer Discretionary	10.4%
Health Care	5.3%
Communication Services	4.7%
Information Technology	4.1%
Consumer Staples	2.0%
Real Estate	1.7%
Utilities	1.2%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.5%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,071,335. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,207,521 which includes security collateral of $2,728,661.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$2,929,642	$7,430,520	—
Denmark	665,862	234,997	—
Finland	403,200	1,175,202	—
France	3,228,487	8,126,722	—
Germany	303,338	13,391,332	—
Hong Kong	79,647	3,214,320	—
Israel	31,572	958,181	—
Italy	730,804	3,757,802	—
Japan	3,195,586	24,409,307	—
Netherlands	1,705,752	940,231	—
Norway	934,448	669,588	—
Spain	1,685,290	2,764,288	—
Sweden	282,191	3,026,600	—
Switzerland	2,081,215	6,181,438	—
United Kingdom	16,151,570	11,184,318	—
Other Countries	—	20,775,112	—
Rights	—	4,155	—
Short-Term Investments	2,569,265	—	—
	$36,977,869	$108,244,113	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.